Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

In December 2004, the Company entered into a licensing agreement with the University of Florida Research Foundation, or UFRF, whereby UFRF granted the Company a worldwide exclusive license to certain of UFRF’s patents in exchange for 33,652 shares of common stock and a 1% royalty from sales of products developed and sold by the Company utilizing the licensed patents.

19.	Related Party Transactions
As discussed in Note 8, the Company pays a royalty to UFRF, a common stockholder, related to a licensing agreement.